BORROWINGS - Future maturities of short term borrowings and long term borrowings (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
BORROWINGS
Remainder of 2025	$ 6,216,300
2026	419,076
Total borrowings	$ 6,635,376	$ 18,209,894